LEASES (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of leases [Abstract]
Schedule of Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at March 31, 2021	$212.0	$65.9	$18.1	$12.5	$308.5
Additions and remeasurements	59.4	60.0	0.2	—	119.6
Business combinations (Note 2)	32.7	—	—	—	32.7
Depreciation	(31.2)	(13.8)	(2.6)	(0.8)	(48.4)
Impairment	(8.1)	—	—	—	(8.1)
Purchase of assets under lease (Note 12)	—	(21.7)	—	—	(21.7)
Transfers and others	(3.3)	0.5	(0.2)	—	(3.0)
Foreign currency exchange differences	(6.2)	(0.4)	—	—	(6.6)
Net book value as at March 31, 2022	$255.3	$90.5	$15.5	$11.7	$373.0
Additions and remeasurements	120.9	7.3	—	—	128.2
Depreciation	(36.6)	(9.9)	(2.8)	(0.8)	(50.1)
Purchase of assets under lease (Note 12)	—	(34.6)	—	—	(34.6)
Transfers and others	(6.1)	(2.3)	(0.3)	—	(8.7)
Foreign currency exchange differences	13.2	5.9	—	—	19.1
Net book value as at March 31, 2023	$346.7	$56.9	$12.4	$10.9	$426.9

Schedule of Undiscounted Lease Payments to be Received Under Operating Leases
Undiscounted lease payments to be received under operating leases are as follows:

	2023	2022
Less than 1 year	$33.0	$36.3
Between 1 and 2 years	32.6	24.1
Between 2 and 3 years	30.0	23.3
Between 3 and 4 years	21.7	21.0
Between 4 and 5 years	16.5	13.6
More than 5 years	13.8	26.8
Total undiscounted lease payments receivable	$147.6	$145.1

Schedule of Undiscounted Lease Payments to be Received Under Finance Leases
Undiscounted lease payments to be received under finance leases are as follows:

	2023	2022
Less than 1 year	$16.6	$24.9
Between 1 and 2 years	14.6	12.0
Between 2 and 3 years	15.1	12.9
Between 3 and 4 years	16.3	11.1
Between 4 and 5 years	13.6	11.8
More than 5 years	128.2	114.5
Total undiscounted lease payments receivable	$204.4	$187.2
Unearned finance income	(68.0)	(59.1)
Discounted unguaranteed residual values of leased assets	(10.7)	(9.4)
Total investment in finance leases	$125.7	$118.7
Current portion (Note 9)	13.5	21.6
Non-current portion (Note 15)	$112.2	$97.1